Leases - Components of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Leases [Abstract]
Operating lease costs	$ 500	$ 400	$ 1,000	$ 600	$ 1,669
Finance lease costs:
Amortization of right-of-use assets					0
Interest on lease liabilities					0
Short-term lease costs					62
Variable lease costs					0
Sublease income					0
Total lease costs					$ 1,731